The Company and Summary of Significant Accounting Policies - Foreign Currency Translation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
The Company and Summary of Significant Accounting Policies
Foreign currency gain, net	$ 265	$ 181